Compensation Plans (Tables)	12 Months Ended
Nov. 30, 2012
RSA, RSU and PBS Activity

During the year ended November 30, 2012, RSA/RSU and PBS activity was as follows:

	RSAs/RSUs		PBSs
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value

Outstanding at November 30, 2011	3,625,966	$33.70	116,992	$45.12
Granted	1,411,296	$30.34	223,531	$31.03
Vested	(1,887,063)	$27.51	(22,279)	$31.90
Forfeited	(88,316)	$36.33	(4,537)	$41.16

Outstanding at November 30, 2012	3,061,883	$35.89	313,707	$36.08

Summary of Carnival Corporation and Carnival Plc Stock Option Activity

A combined summary of Carnival Corporation and Carnival plc stock option activity during the year ended November 30, 2012 related to stock options previously granted was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
			(in years)	(in millions)

Outstanding at November 30, 2011	10,428,951	$45.65
Exercised	(839,594)	$27.58
Forfeited or expired	(1,461,142)	$46.11

Outstanding at November 30, 2012	8,128,215	$47.72	1.2	$5

Exercisable at November 30, 2012	8,128,215	$47.72	1.2	$5

(a)	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2012.